Derivative Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, Gain (Loss) [Line Item]
Maximum amount of loss due to credit risk	$ 4,682
Maximum length of time hedged in cash flow hedges	3 years
Maturity period of significant portion of forward and option contracts outstanding	12 months
Changes in fair value of cash flow hedges, net of tax	$ (32,655,000)	$ (75,226,000)	$ 24,239,000
Typical maturity period of other risk management derivatives	less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Net unrealized (losses) gains from cash flow hedges recognized in other comprehensive (loss) income	$ (35,654,000)	(78,465,000)	23,720,000
Changes in fair value of cash flow hedges, net of tax	(32,655,000)	$ (75,226,000)	$ 24,239,000
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2023	$ 29,499,000